Post-retirement benefit obligations- Loss/(gain) recognition (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	R 2,073	R 1,897	R 2,302
Loss/(gain) recognised in other comprehensive income	(2,415)	(834)	147
Healthcare
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	442	407	467
Loss/(gain) recognised in other comprehensive income	(131)	201	(1,040)
Pension | Benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	7,934	7,248	7,073
Loss/(gain) recognised in other comprehensive income	(3,184)	5,715	(6,921)
Pension | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	(6,699)	(6,115)	(5,470)
Loss/(gain) recognised in other comprehensive income	(963)	(7,062)	7,507
Pension | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	396	357	232
Loss/(gain) recognised in other comprehensive income	R 1,863	R 312	R 601